Research and Development Expenses - Summary of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Research And Development Expenses [Abstract]
Research project costs	$ 78,654,217	$ 25,891,851	$ 12,064,008
Total research and development expenses	$ 78,654,217	$ 25,891,851	$ 12,064,008